Loans, Nonaccrual and Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	$ 8,213	$ 6,472
60-89 Days Past Due	218	0
Greater than 90 Days and Not Accruing	47,549	44,459
Total Past Due	55,980	50,931
Current	573,732	574,186
Loans	629,712	625,117
Loans > 90 Days and Accruing	0	0
Commercial and industrial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	603
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	248	0
Total Past Due	248	603
Current	21,677	23,533
Loans	21,925	24,136
Loans > 90 Days and Accruing	0	0
Real estate construction [Member] | Residential [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	350
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	799	5,265
Total Past Due	799	5,615
Current	6,532	15,672
Loans	7,331	21,287
Loans > 90 Days and Accruing	0	0
Real estate construction [Member] | Commercial [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	12,958	7,703
Total Past Due	12,958	7,703
Current	28,917	42,658
Loans	41,875	50,361
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Commercial - Owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	1,358
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	1,218	4,797
Total Past Due	1,218	6,155
Current	156,398	141,294
Loans	157,616	147,449
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Commercial - Non-owner Occupied [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	6,439	1,574
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	19,228	18,132
Total Past Due	25,667	19,706
Current	196,064	184,510
Loans	221,731	204,216
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Residential - 1 to 4 family [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	1,703	2,587
60-89 Days Past Due	169	0
Greater than 90 Days and Not Accruing	10,072	7,691
Total Past Due	11,944	10,278
Current	128,220	128,490
Loans	140,164	138,768
Loans > 90 Days and Accruing	0	0
Real estate mortgage [Member] | Residential - Multifamily [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	2,838	597
Total Past Due	2,838	597
Current	18,343	19,529
Loans	21,181	20,126
Loans > 90 Days and Accruing	0	0
Consumer [Member]
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	71	0
60-89 Days Past Due	49	0
Greater than 90 Days and Not Accruing	188	274
Total Past Due	308	274
Current	17,581	18,500
Loans	17,889	18,774
Loans > 90 Days and Accruing	$ 0	$ 0